Investments - Schedule of Investments by Security Type (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 18,321
Gross Unrealized Gain	3
Gross Unrealized Loss	(13)
Fair Value	18,311
Commercial Paper [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	2,465
Gross Unrealized Gain	0
Gross Unrealized Loss	0
Fair Value	2,465
Corporate Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	2,958
Gross Unrealized Gain	0
Gross Unrealized Loss	(1)
Fair Value	2,957
Government Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	12,898
Gross Unrealized Gain	3
Gross Unrealized Loss	(12)
Fair Value	$ 12,889